Particulars of Principal Subsidiaries and Equity Investees (Details)	Dec. 31, 2020	Dec. 31, 2019
Shanghai Hutchison Pharmaceuticals Limited ("SHPL") | PRC
Subsidiary or Equity Method Investee
Equity interest attributable to the Group - Equity investees (as a percent)	50.00%	50.00%
Hutchison Whampoa Guangzhou Baiyunshan Chinese Medicine Company Limited ("HBYS") | PRC
Subsidiary or Equity Method Investee
Equity interest attributable to the Group - Equity investees (as a percent)	40.00%	40.00%
Hutchison MediPharma Limited ("HMPL") | PRC
Subsidiary or Equity Method Investee
Equity interest attributable to the Group - Subsidiaries (as a percent)	99.75%	99.75%
Hutchison MediPharma International Inc. | US
Subsidiary or Equity Method Investee
Equity interest attributable to the Group - Subsidiaries (as a percent)	99.75%	99.75%
Hutchison Whampoa Sinopharm Pharmaceuticals (Shanghai) Company Limited ("HSPL") | PRC
Subsidiary or Equity Method Investee
Equity interest attributable to the Group - Subsidiaries (as a percent)	50.87%	50.87%
Hutchison Hain Organic (Hong Kong) Limited ("HHOL") | Hong Kong
Subsidiary or Equity Method Investee
Equity interest attributable to the Group - Subsidiaries (as a percent)	50.00%	50.00%
Hutchison Healthcare Limited | PRC
Subsidiary or Equity Method Investee
Equity interest attributable to the Group - Subsidiaries (as a percent)	100.00%	100.00%
Hutchison Consumer Products Limited | Hong Kong
Subsidiary or Equity Method Investee
Equity interest attributable to the Group - Subsidiaries (as a percent)	100.00%	100.00%
Hutchison Whampoa Guangzhou Baiyunshan Chinese Medicine Company Limited ("HBYS") | PRC | Subsidiary 80% owned by the Group
Subsidiary or Equity Method Investee
Equity interest attributable to subsidiaries (as a percent)	50.00%	50.00%
Subsidiary 80% owned by the Group
Subsidiary or Equity Method Investee
Equity interest attributable to the Group - Subsidiaries (as a percent)	80.00%	80.00%